Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space - Rental agreement [Member]	Dec. 31, 2020 CAD ($)
Lease Obligations and Commitments (Details) - Schedule of rental agreement for office space [Line Items]
2021	$ 251,384
2022	260,185
2023	$ 131,576